Income Taxes (Components of Income Tax Provision) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Tax [Line Items]
Current, U.S. Federal	$ 32.4	$ (4.6)	$ 1.4
Current, Non-U.S.	32.8	23.6	12.6
Current, Other, principally state	1.9	1.2	1.3
Current, Total	67.1	20.2	15.3
Deferred, U.S. Federal	(16.9)	22.3	12.2
Deferred, Non-U.S.	(12.3)	(16.1)	(20.4)
Deferred, Other, principally state	(0.6)	1.9	(0.5)
Deferred, Total	(29.8)	8.1	(8.7)
Total income tax provision	$ 37.3	$ 28.3	$ 6.6